Consolidated Statement of Stockholders' Equity (Unaudited) (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 31, 2010	$ 805,834	$ 764	$ 657,993	$ 126,165	$ (1,765)	$ 22,677
Beginning Balance, Shares at Dec. 31, 2010		76,443,926
Net income	38,934			38,934
Cumulative translation adjustment	1,857					1,857
Exercise of stock options	8,462	6	8,456
Exercise of stock options, Shares		557,169
Expense related to employee stock options	565		565
Excess tax benefit from share-based compensation	2,998		2,998
Purchase of treasury shares	(5,515)	(2)	2		(5,515)
Purchase of treasury shares, Shares		(201,008)
Vested restricted stock		8	(8)
Vested restricted stock, Shares		752,351
Amortization of non-vested restricted stock	2,566		2,566
Ending Balance at Mar. 31, 2011	$ 855,701	$ 776	$ 672,572	$ 165,099	$ (7,280)	$ 24,534
Ending Balance, Shares at Mar. 31, 2011		77,552,438